SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended
	Mar. 05, 2024	Mar. 04, 2024	Mar. 01, 2024	Feb. 03, 2021	Jan. 31, 2024
Subsequent Event [Line Items]
Number of shares sold under agreement (in shares)				1,000,000
Gross proceeds from shares issued and sold				$ 300,000
Subsequent Event | Underwritten Public Offering And Over-Allotment Option | Class A Ordinary Shares
Subsequent Event [Line Items]
Number of shares sold under agreement (in shares)	2,300,000
Gross proceeds from shares issued and sold	$ 14,150
Subsequent Event | Public Offering | Class A Ordinary Shares
Subsequent Event [Line Items]
Number of shares sold under agreement (in shares)			2,000,000
Price per share of shares sold to related party (in USD per share)			$ 6.50
Gross proceeds from shares issued and sold			$ 13,000
Subsequent Event | Over-Allotment | Class A Ordinary Shares
Subsequent Event [Line Items]
Number of shares sold under agreement (in shares)		300,000
Period for option to purchase ordinary shares			20 days
Percentage of the number of ordinary shares sold			15.00%
Subsequent Event | ATM Sales Agreement | Class A Ordinary Shares
Subsequent Event [Line Items]
Number of shares sold under agreement (in shares)					44,968
Gross proceeds from shares issued and sold					$ 252